STOCKHOLDERS' EQUITY (Schedule of Fair Value Assumptions for Stock Options) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 06, 2012 Director [Member]	Sep. 21, 2012 Director [Member]	Jun. 30, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Aug. 31, 2011 Chief Financial Officer [Member]	Sep. 20, 2011 Original Three Executive Officers [Member]	Nov. 14, 2012 Chief Executive Officer And President And Chief Technology Officer [Member]	Mar. 31, 2013 Three Non-Employee Directors [Member]	Sep. 21, 2012 CEO and CTO's Father [Member]	Sep. 21, 2012 Non Executive Employee [Member]	Sep. 21, 2012 Investors Relations [Member]	Mar. 31, 2013 Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model		Black-Scholes Model	Black-Scholes Model	Black-Scholes Model
Volatility of common stock	89.86%	90.09%	91.04%	89.65%	90.60%	88.89%	89.67%	93.11%	90.09%	89.93%	90.09%	93.11%
Expected term (in years)	6 years 6 months	2 years 6 months	5 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	4 years	4 years	5 years	6 years 6 months
Discount rate	0.90%	0.32%	0.82%	2.35%	2.11%	1.25%	0.93%	1.25%	0.53%	0.53%	0.70%	1.23%
Fair value of options	$ 1,360	$ 115,883		$ 311,001	$ 224,778	$ 320,271	$ 1,086,560	$ 287,405	$ 28,358	$ 101,029	$ 21,787	$ 154,415